Assets Classified as Held for Sale - Schedule of Exploration and Evaluation Assets (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Exploration and Evaluation Assets [Abstract]
Assets classified as held for sale		$ 250,000
Carrying value of selected exploration & evaluation asset	25,000
Proceeds / Shares (transferred to Investments) received	(25,000)	(250,000)
Assets classified as held for sale